Segment Information	12 Months Ended
Dec. 31, 2024
Segment Information
Segment Information

11.  Segment Information

The Company operates its business in three segments: Relaxation Salon, Digital Preventative Healthcare, and Luxury Beauty, which are based on the organizational structure and information reviewed by the Company’s Chief Operating Decision Maker, who is the Chief Executive Officer, to evaluate its operating results and allocation of resources.

The accounting policies of the segments are substantially the same as those described in the significant accounting policies in Note 1.

Information about operating results and assets for each segment as of and for the years ended December 31, 2024, 2023 and 2022 is as follows:

	Thousands of Yen
		Digital		Corporate
	Relaxation	Preventative	Luxury	and
	Salon	Healthcare	Beauty	elimination	Consolidated
Year ended December 31, 2024
Revenues	¥7,446,200	¥153,633	¥699,301	¥ ―	¥8,299,134
Less: (1)
Cost of revenue	5,366,603	155,537	518,124	12,585	6,052,849
gross profit	2,079,597	(1,904)	181,177	(12,585)	2,246,285
Less: (1)
Nonmanufacturing payroll expense (2)	304,030	87,447	8,038	318,941	718,456
Professional services expense	42,100	29,587	—	409,820	481,507
Selling expense	113,062	14,784	18,647	34,666	181,159
Depreciation and amortization	116,857	134	30,481	28,941	176,413
Commission fee	36,321	855	35	69,211	106,422
Rent expense	19,369	—	—	69,751	89,120
Recruiting and Training expense	71,213	444	—	27,292	98,949
Impairment loss on long-lived assets	22,872	—	—	—	22,872
Other segment items (3)	98,321	103,257	3,797	184,114	389,489
Operating income (loss)	1,255,452	(238,412)	120,179	(1,155,321)	(18,102)

Depreciation and amortization	192,621	30,279	35,542	31,596	290,038
Total assets	5,710,812	428,201	652,520	1,299,138	8,090,671

Year ended December 31, 2023
Revenues	¥6,059,851	¥200,397	¥567,695	¥ ―	¥6,827,943
Less: (1)
Cost of revenue	4,579,590	183,299	492,261	3,925	5,259,075
gross profit	1,480,261	17,098	75,434	(3,925)	1,568,868
Less: (1)
Nonmanufacturing payroll expense (2)	260,680	116,732	33,841	248,456	659,709
Professional services expense	25,034	12,966	3,486	362,156	403,642
Selling expense	115,989	27,030	23,062	28,956	195,037
Depreciation and amortization	90,770	4,160	35,113	30,309	160,352
Commission fee	51,026	4,613	3,507	46,088	105,234
Rent expense	18,954	―	―	75,918	94,872
Recruiting and Training expense	28,598	2,874	5,148	29,409	66,029
Other segment items (3)	41,163	21,861	55,767	156,781	275,572
Operating income (loss)	848,047	(173,138)	(84,490)	(981,998)	(391,579)

Depreciation and amortization	157,804	27,574	35,729	31,488	252,595
Total assets	4,814,248	458,535	611,925	964,481	6,849,189

Year ended December 31, 2022
Revenues	¥5,972,913	¥386,383	¥594,761	¥—	¥6,954,057
Less: (1)
Cost of revenue	4,269,382	269,645	468,297	44,276	5,051,600
gross profit	1,703,531	116,738	126,464	(44,276)	1,902,457
Less: (1)
Nonmanufacturing payroll expense (2)	224,126	93,894	37,269	294,042	649,331
Professional services expense	9,537	2,334	3,364	359,312	374,547
Selling expense	104,409	19,021	17,657	22,069	163,156
Depreciation and amortization	—	—	—	47,429	47,429
Commission fee	49,548	13,908	20,850	65,029	149,335
Rent expense	2,971	—	33,629	72,851	109,451
Recruiting and Training expense	22,065	75	3,437	17,176	42,753
Other segment items (3)	18,782	47,696	33,993	169,017	269,488
Operating income (loss)	1,272,093	(60,190)	(23,735)	(1,091,201)	96,967

Depreciation and amortization	78,825	20,100	11,454	73,677	184,056
Total assets	4,693,660	189,933	822,354	1,041,399	6,747,346

(1)The significant expense categories and amounts align with the segment-level information that is regularly provided to the chief operating decision maker. Intersegment expenses are included within the amounts shown.

(2)The nonmanufacturing payroll expense does not include amounts capitalized on the balance sheet or included within other expense categories.

(3)Other segment items for each reportable segment includes

Relaxation Salon - Cloud service fee and Travel expenses

Digital Preventative Healthcare - Research and development expenses

Luxury Beauty - Utility expenses

Corporate and elimination - Travel expenses and Taxes and duties

Expenses not directly associated with specific segments are allocated based on the most reasonable measures applicable. Corporate costs and expenses include certain corporate general and administrative expenses and back-office expenses.

Assets attributed to each segment are accounts receivable-trade, net, accounts receivable-other, net, inventories, prepaid expenses, right-of-use asset - operating lease, property and equipment, goodwill, intangible assets, investments, and lease and guarantee deposits. Corporate assets primarily consist of cash and cash equivalents, time deposits, long-term accounts receivable-other, net, deferred tax assets, and property and equipment.

Substantially all revenues are from customers operating in Japan. Geographic information is omitted due to immateriality of revenue and operating income attributable to international operations for the years ended December 31, 2024, 2023 and 2022.